Cover	Nov. 28, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends Item 8.01 of the Current Report on Form 8-K filed on November 28, 2025 (the “Original Form 8-K”) to furnish as Exhibit 99.1 (the “Exhibit”) a pro forma balance sheet of the Company as of December 1, 2025 and provide that the Company’s total stockholders’ equity as of December 1, 2025, on a pro forma basis, was $9.5 million. As previously furnished, the Exhibit included a pro forma balance sheet of the Company as of December 31, 2025 and Item 8.01 referenced total stockholders’ equity as of December 31, 2025, on a pro forma basis, of $13.2 million. No other changes have been made to the Original Form 8-K.
Document Period End Date	Nov. 28, 2025
Entity File Number	001-41015
Entity Registrant Name	VSEE HEALTH, INC.
Entity Central Index Key	0001864531
Entity Tax Identification Number	86-2970927
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	980 N Federal Hwy #304
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33432
City Area Code	(561)
Local Phone Number	672-7068
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.0001 par value per share
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	VSEE
Security Exchange Name	NASDAQ
Warrants, which entitles the holder to purchase one (1) share of common stock at a price of $11.50 per whole share
Title of 12(b) Security	Warrants, which entitles the holder to purchase one (1) share of common stock at a price of $11.50 per whole share
Trading Symbol	VSEEW
Security Exchange Name	NASDAQ